Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Matthews International Funds
Entity Central Index Key	0000923184
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000195803 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Small Companies Fund
Class Name	Institutional Class
Trading Symbol	MICHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Small Companies Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Small Companies Fund (Institutional Class) returned 2.97%  while its benchmark, the MSCI China Small Cap Index, returned 6.82% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were industrials, consumer discretionary and real estate due to stock selection. The top three detractors were materials due to an underweight allocation, information technology (IT) due to an overweight allocation and communication services due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
*	Effective April 29, 2024, the Fund added the MSCI China Index as its primary benchmark index in response to new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/30/17)
Matthews China Small Companies Fund (Institutional Class/MICHX)	2.97%	0.72%	2.99%
MSCI China Index*	19.68%	(3.29)%	(2.01)%
MSCI China Small Cap Index	6.82%	(6.35)%	(6.15)%
*	Effective April 29, 2024, the Fund added the MSCI China Index as its primary benchmark index in response to new regulatory requirements.

Performance Inception Date	Nov. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 64,392,181
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 463,294
Investment Company Portfolio Turnover	54.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$64,392,181
Total number of portfolio holdings	54
Portfolio turnover rate for the reporting period	54.4%
Total advisory fee paid	$463,294

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
China Overseas Property Holdings, Ltd.	5.2%
Giant Biogene Holding Co., Ltd.	4.2%
Yangzijiang Shipbuilding Holdings, Ltd.	4.0%
Hongfa Technology Co., Ltd.	3.8%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Shenzhen Megmeet Electrical Co., Ltd.	3.2%
Atour Lifestyle Holdings, Ltd.	3.0%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.0%
Full Truck Alliance Co., Ltd.	2.8%
Tongcheng Travel Holdings, Ltd.	2.8%
TOTAL	35.2%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
China Overseas Property Holdings, Ltd.	5.2%
Giant Biogene Holding Co., Ltd.	4.2%
Yangzijiang Shipbuilding Holdings, Ltd.	4.0%
Hongfa Technology Co., Ltd.	3.8%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Shenzhen Megmeet Electrical Co., Ltd.	3.2%
Atour Lifestyle Holdings, Ltd.	3.0%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.0%
Full Truck Alliance Co., Ltd.	2.8%
Tongcheng Travel Holdings, Ltd.	2.8%
TOTAL	35.2%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
Effective January 1, 2024, the management fee for the Fund was reduced to 0.85% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, the management fee for the Fund was reduced to 0.85% of average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000101279 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Small Companies Fund
Class Name	Investor Class
Trading Symbol	MCSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Small Companies Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.40%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Small Companies Fund (Investor Class) returned 2.82% while its benchmark, the MSCI China Small Cap Index, returned 6.82% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were industrials, consumer discretionary and real estate due to stock selection. The top three detractors were materials due to an underweight allocation, information technology (IT) due to an overweight allocation and communication services due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
*	Effective April 29, 2024, the Fund added the MSCI China Index as its primary benchmark index in response to new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Small Companies Fund (Investor Class/MCSMX)	2.82%	0.52%	5.99%
MSCI China Index*	19.68%	(3.29)%	2.05%
MSCI China Small Cap Index	6.82%	(6.35)%	2.84%
*	Effective April 29, 2024, the Fund added the MSCI China Index as its primary benchmark index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 64,392,181
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 463,294
Investment Company Portfolio Turnover	54.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$64,392,181
Total number of portfolio holdings	54
Portfolio turnover rate for the reporting period	54.4%
Total advisory fee paid	$463,294

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
China Overseas Property Holdings, Ltd.	5.2%
Giant Biogene Holding Co., Ltd.	4.2%
Yangzijiang Shipbuilding Holdings, Ltd.	4.0%
Hongfa Technology Co., Ltd.	3.8%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Shenzhen Megmeet Electrical Co., Ltd.	3.2%
Atour Lifestyle Holdings, Ltd.	3.0%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.0%
Full Truck Alliance Co., Ltd.	2.8%
Tongcheng Travel Holdings, Ltd.	2.8%
TOTAL	35.2%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
China Overseas Property Holdings, Ltd.	5.2%
Giant Biogene Holding Co., Ltd.	4.2%
Yangzijiang Shipbuilding Holdings, Ltd.	4.0%
Hongfa Technology Co., Ltd.	3.8%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Shenzhen Megmeet Electrical Co., Ltd.	3.2%
Atour Lifestyle Holdings, Ltd.	3.0%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.0%
Full Truck Alliance Co., Ltd.	2.8%
Tongcheng Travel Holdings, Ltd.	2.8%
TOTAL	35.2%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
Effective January 1, 2024, the management fee for the Fund was reduced to 0.85% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, the management fee for the Fund was reduced to 0.85% of average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000236790 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Active ETF
Class Name	Matthews Emerging Markets Equity Active ETF
Trading Symbol	MEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Equity Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Equity Active ETF	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Equity Active ETF returned 10.79% (NAV) while its benchmark, the MSCI Emerging Markets Index, returned 8.05% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were China due to stock selection, Vietnam due to an off-benchmark allocation and Taiwan due to stock selection. The top three detractors were Mexico and the Philippines due to stock selection and Indonesia due to an overweight allocation.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, communication services and information technology (IT) due to stock selection. The top three detractors were financials, energy and industrials due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (7/13/22)
Matthews Emerging Markets Equity Active ETF - NAV Return	10.79%	9.75%
MSCI Emerging Markets Index	8.05%	7.32%

Performance Inception Date	Jul. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 48,234,206
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 440,076
Investment Company Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$48,234,206
Total number of portfolio holdings	72
Portfolio turnover rate for the reporting period	209.0%
Total advisory fee paid	$440,076

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.6%
Tencent Holdings, Ltd.	6.2%
ICICI Bank, Ltd.	3.0%
HDFC Bank, Ltd.	2.5%
Zomato, Ltd.	2.2%
Alibaba Group Holding, Ltd.	2.2%
MediaTek, Inc.	2.2%
SK Hynix, Inc.	2.1%
Bharti Airtel, Ltd.	2.1%
Samsung Electronics Co., Ltd.	2.1%
TOTAL	37.2%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.6%
Tencent Holdings, Ltd.	6.2%
ICICI Bank, Ltd.	3.0%
HDFC Bank, Ltd.	2.5%
Zomato, Ltd.	2.2%
Alibaba Group Holding, Ltd.	2.2%
MediaTek, Inc.	2.2%
SK Hynix, Inc.	2.1%
Bharti Airtel, Ltd.	2.1%
Samsung Electronics Co., Ltd.	2.1%
TOTAL	37.2%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000236791 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Active ETF
Class Name	Matthews Asia Innovators Active ETF
Trading Symbol	MINV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Innovators Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Innovators Active ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Innovators Active ETF returned 17.60% (NAV) while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India due to stock selection, the U.S. due to an off-benchmark allocation and Singapore due to stock selection. The top three detractors were China/Hong Kong due to stock selection, Taiwan due to an underweight allocation and Malaysia due to zero allocation.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, communication services and industrials due to stock selection. The top three detractors were financials due to stock selection, utilities and energy due to an underweight allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (7/13/22)
Matthews Asia Innovators Active ETF - NAV Return	17.60%	4.67%
MSCI AC Asia ex Japan Index	12.51%	6.91%

Performance Inception Date	Jul. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 64,943,984
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 550,409
Investment Company Portfolio Turnover	268.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$64,943,984
Total number of portfolio holdings	48
Portfolio turnover rate for the reporting period	268.3%
Total advisory fee paid	$550,409

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.8%
Sea, Ltd.	6.3%
Tencent Holdings, Ltd.	4.8%
Zomato, Ltd.	4.1%
PDD Holdings, Inc.	4.0%
Meituan	4.0%
Trip.com Group, Ltd.	3.9%
MakeMyTrip, Ltd.	3.4%
Alibaba Group Holding, Ltd.	2.9%
ICICI Bank, Ltd.	2.3%
TOTAL	48.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.8%
Sea, Ltd.	6.3%
Tencent Holdings, Ltd.	4.8%
Zomato, Ltd.	4.1%
PDD Holdings, Inc.	4.0%
Meituan	4.0%
Trip.com Group, Ltd.	3.9%
MakeMyTrip, Ltd.	3.4%
Alibaba Group Holding, Ltd.	2.9%
ICICI Bank, Ltd.	2.3%
TOTAL	48.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000241856 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Korea Active ETF
Class Name	Matthews Korea Active ETF
Trading Symbol	MKOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Korea Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Korea Active ETF	$73	0.79%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Korea Active ETF returned -16.10% (NAV) while its benchmark, the MSCI Korea 25/50 Gross Total Return Index, returned -19.55% over the same period.
  South Korea was one of the biggest underperformers in emerging markets. As the year progressed, the economy experienced softening demand in the auto sector and a cyclical downturn in segments such as heavy industries. The equity market also endured volatility amid political instability after South Korea’s president briefly imposed martial law and then was impeached.
  On a sector basis, the top three contributors to relative performance were materials, information technology (IT) and health care due to stock selection. The top two detractors were financials due to an underweight allocation and energy due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Korea Active ETF - NAV Return	(16.10)%	0.30%	2.49%
MSCI Korea 25/50 Index	(19.55)%	(1.14)%	2.06%
Korea Composite Stock Price Index	(19.93)%	(1.23)%	1.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 44,860,079
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 477,382
Investment Company Portfolio Turnover	41.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$44,860,079
Total number of portfolio holdings	34
Portfolio turnover rate for the reporting period	41.1%
Total advisory fee paid	$477,382

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., Pfd.	8.2%
SK Hynix, Inc.	7.3%
Samsung Electronics Co., Ltd.	5.8%
Samsung Biologics Co., Ltd.	4.9%
KT&G Corp.	4.8%
NAVER Corp.	4.7%
BGF Retail Co., Ltd.	4.2%
S-Oil Corp.	4.1%
LEENO Industrial, Inc.	3.5%
Samsung SDI Co., Ltd.	3.4%
TOTAL	50.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd., Pfd.	8.2%
SK Hynix, Inc.	7.3%
Samsung Electronics Co., Ltd.	5.8%
Samsung Biologics Co., Ltd.	4.9%
KT&G Corp.	4.8%
NAVER Corp.	4.7%
BGF Retail Co., Ltd.	4.2%
S-Oil Corp.	4.1%
LEENO Industrial, Inc.	3.5%
Samsung SDI Co., Ltd.	3.4%
TOTAL	50.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245020 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Active ETF
Class Name	Matthews Pacific Tiger Active ETF
Trading Symbol	ASIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Pacific Tiger Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Pacific Tiger Active ETF	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Pacific Tiger Active ETF returned 4.78% (NAV) while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India, South Korea and Singapore due to stock selection. The top three detractors were China/Hong Kong due to stock selection, Thailand due to an underweight allocation and stock selection and Philippines due to an overweight allocation.
  On a sector basis, the top three contributors to relative performance were industrials due to stock selection, materials due to an underweight allocation and consumer discretionary due to an overweight allocation. The top three detractors were financials, real estate and consumer staples due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Pacific Tiger Active ETF - NAV Return	4.78%	4.90%
MSCI All Country Asia ex Japan Index	12.51%	15.12%

Performance Inception Date	Sep. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 71,252,798
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 661,736
Investment Company Portfolio Turnover	451.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$71,252,798
Total number of portfolio holdings	78
Portfolio turnover rate for the reporting period	451.3%
Total advisory fee paid	$661,736

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.4%
Tencent Holdings, Ltd.	5.7%
DBS Group Holdings, Ltd.	3.0%
ICICI Bank, Ltd.	2.5%
JD.com, Inc.	2.4%
China Merchants Bank Co., Ltd.	2.3%
HDFC Bank, Ltd.	2.3%
PetroChina Co., Ltd.	2.0%
Ping An Insurance Group Co. of China, Ltd.	2.0%
Alibaba Group Holding, Ltd.	2.0%
TOTAL	36.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.4%
Tencent Holdings, Ltd.	5.7%
DBS Group Holdings, Ltd.	3.0%
ICICI Bank, Ltd.	2.5%
JD.com, Inc.	2.4%
China Merchants Bank Co., Ltd.	2.3%
HDFC Bank, Ltd.	2.3%
PetroChina Co., Ltd.	2.0%
Ping An Insurance Group Co. of China, Ltd.	2.0%
Alibaba Group Holding, Ltd.	2.0%
TOTAL	36.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245023 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Active ETF
Class Name	Matthews Asia Dividend Active ETF
Trading Symbol	ADVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Dividend Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Dividend Active ETF	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Dividend Active ETF returned 7.30% (NAV) while its benchmark, the MSCI All Country Asia Pacific Index, returned 10.01% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were Japan due to stock selection, Vietnam due to an off-benchmark allocation and South Korea due to an underweight allocation. The top three detractors were China/Hong Kong, India and Australia due to stock selection.
  On a sector basis, the top three contributors to relative performance were information technology (IT) due to stock selection, materials due to an underweight allocation and communication services due to stock selection. The top three detractors were financials, real estate and utilities due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Asia Dividend Active ETF - NAV Return	7.30%	10.46%
MSCI All Country Asia Pacific Index	10.01%	13.54%

Performance Inception Date	Sep. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 3,202,367
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 13,218
Investment Company Portfolio Turnover	37.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,202,367
Total number of portfolio holdings	51
Portfolio turnover rate for the reporting period	37.6%
Total advisory fee paid	$13,218

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.0%
Tencent Holdings, Ltd.	4.4%
HDFC Bank, Ltd.	3.8%
ITOCHU Corp.	3.4%
AIA Group, Ltd.	3.1%
ORIX Corp.	2.6%
Tokio Marine Holdings, Inc.	2.5%
Delta Electronics, Inc.	2.5%
Tata Consultancy Services, Ltd.	2.4%
Suzuki Motor Corp.	2.3%
TOTAL	33.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.0%
Tencent Holdings, Ltd.	4.4%
HDFC Bank, Ltd.	3.8%
ITOCHU Corp.	3.4%
AIA Group, Ltd.	3.1%
ORIX Corp.	2.6%
Tokio Marine Holdings, Inc.	2.5%
Delta Electronics, Inc.	2.5%
Tata Consultancy Services, Ltd.	2.4%
Suzuki Motor Corp.	2.3%
TOTAL	33.0%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093228 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Fund
Class Name	Institutional Class
Trading Symbol	MIDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews India Fund (Institutional Class) returned 10.43%  while its benchmark, the MSCI India Index, returned 12.41% over the same period.
  India’s equity market experienced volatility in early June when Prime Minister Modi’s political bloc unexpectedly failed to win a majority in the elections. The market quickly stabilized after Modi secured a coalition government with allies and investors saw it as a positive development illustrating India’s capabilities as a healthy democracy. In the last months of the year, the market experienced a small correction as economic expansion eased as consumers experienced higher inflation and there was a downgrade in earnings, particularly in the consumer space.
  On a sector basis, the top three contributors to relative performance were health care and industrials due to stock selection and materials due to an underweight allocation. The top three detractors were consumer discretionary and consumer staples due to stock selection and financials due to an overweight allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
*	Effective April 29, 2024, the Fund added the MSCI India Index as its primary benchmark index in response to new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews India Fund (Institutional Class/MIDNX)	10.43%	11.11%	7.51%
MSCI India Index*	12.41%	13.11%	9.01%
S&P Bombay Stock Exchange 100 Index	10.20%	12.75%	9.71%
*	Effective April 29, 2024, the Fund added the MSCI India Index as its primary benchmark index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 860,433,886
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 6,263,691
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$860,433,886
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	83.0%
Total advisory fee paid	$6,263,691

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	7.2%
ICICI Bank, Ltd.	5.9%
Infosys, Ltd.	5.6%
Neuland Laboratories, Ltd.	4.2%
Shriram Finance, Ltd.	4.0%
Zomato, Ltd.	3.5%
Reliance Industries, Ltd.	3.5%
Tata Consultancy Services, Ltd.	3.2%
Bharti Airtel, Ltd.	2.9%
Mahindra & Mahindra, Ltd.	2.6%
TOTAL	42.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
HDFC Bank, Ltd.	7.2%
ICICI Bank, Ltd.	5.9%
Infosys, Ltd.	5.6%
Neuland Laboratories, Ltd.	4.2%
Shriram Finance, Ltd.	4.0%
Zomato, Ltd.	3.5%
Reliance Industries, Ltd.	3.5%
Tata Consultancy Services, Ltd.	3.2%
Bharti Airtel, Ltd.	2.9%
Mahindra & Mahindra, Ltd.	2.6%
TOTAL	42.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002794 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Fund
Class Name	Investor Class
Trading Symbol	MINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.22%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews India Fund (Investor Class) returned 10.29%,  while its benchmark, the MSCI India Index, returned 12.41% over the same period.
  India’s equity market experienced volatility in early June when Prime Minister Modi’s political bloc unexpectedly failed to win a majority in the elections. The market quickly stabilized after Modi secured a coalition government with allies and investors saw it as a positive development illustrating India’s capabilities as a healthy democracy. In the last months of the year, the market experienced a small correction as economic expansion eased as consumers experienced higher inflation and there was a downgrade in earnings, particularly in the consumer space.
  On a sector basis, the top three contributors to relative performance were health care and industrials due to stock selection and materials due to an underweight allocation. The top three detractors were consumer discretionary and consumer staples due to stock selection and financials due to an overweight allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
*	Effective April 29, 2024, the Fund added the MSCI India Index as its primary benchmark index in response to new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews India Fund (Investor Class/MINDX)	10.29%	10.96%	7.33%
MSCI India Index*	12.41%	13.11%	9.01%
S&P Bombay Stock Exchange 100 Index	10.20%	12.75%	9.71%
*	Effective April 29, 2024, the Fund added the MSCI India Index as its primary benchmark index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 860,433,886
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 6,263,691
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$860,433,886
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	83.0%
Total advisory fee paid	$6,263,691

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	7.2%
ICICI Bank, Ltd.	5.9%
Infosys, Ltd.	5.6%
Neuland Laboratories, Ltd.	4.2%
Shriram Finance, Ltd.	4.0%
Zomato, Ltd.	3.5%
Reliance Industries, Ltd.	3.5%
Tata Consultancy Services, Ltd.	3.2%
Bharti Airtel, Ltd.	2.9%
Mahindra & Mahindra, Ltd.	2.6%
TOTAL	42.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
HDFC Bank, Ltd.	7.2%
ICICI Bank, Ltd.	5.9%
Infosys, Ltd.	5.6%
Neuland Laboratories, Ltd.	4.2%
Shriram Finance, Ltd.	4.0%
Zomato, Ltd.	3.5%
Reliance Industries, Ltd.	3.5%
Tata Consultancy Services, Ltd.	3.2%
Bharti Airtel, Ltd.	2.9%
Mahindra & Mahindra, Ltd.	2.6%
TOTAL	42.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093231 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Dividend Fund
Class Name	Institutional Class
Trading Symbol	MICDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Dividend Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.19%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Dividend Fund (Institutional Class) returned 15.07% while its benchmark, the MSCI China Index, returned 19.68% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were industrials, consumer discretionary and consumer staples due to stock selection. The top three detractors were financials, communication services and utilities due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Dividend Fund (Institutional Class/MICDX)	15.07%	(1.13)%	4.62%
MSCI China Index	19.68%	(3.29)%	2.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 88,365,013
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 706,808
Investment Company Portfolio Turnover	75.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$88,365,013
Total number of portfolio holdings	44
Portfolio turnover rate for the reporting period	75.8%
Total advisory fee paid	$706,808

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.4%
Alibaba Group Holding, Ltd.	6.6%
Ping An Insurance Group Co. of China, Ltd.	4.7%
Fuyao Glass Industry Group Co., Ltd.	3.5%
China Construction Bank Corp.	3.3%
China Merchants Bank Co., Ltd.	3.2%
Anhui Expressway Co., Ltd.	3.2%
China Everbright Environment Group, Ltd.	3.0%
China Suntien Green Energy Corp., Ltd.	2.9%
Meituan	2.8%
TOTAL	43.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	10.4%
Alibaba Group Holding, Ltd.	6.6%
Ping An Insurance Group Co. of China, Ltd.	4.7%
Fuyao Glass Industry Group Co., Ltd.	3.5%
China Construction Bank Corp.	3.3%
China Merchants Bank Co., Ltd.	3.2%
Anhui Expressway Co., Ltd.	3.2%
China Everbright Environment Group, Ltd.	3.0%
China Suntien Green Energy Corp., Ltd.	2.9%
Meituan	2.8%
TOTAL	43.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000081250 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Dividend Fund
Class Name	Investor Class
Trading Symbol	MCDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Dividend Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.32%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Dividend Fund (Investor Class) returned 14.94% while its benchmark, the MSCI China Index, returned 19.68% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were industrials, consumer discretionary and consumer staples due to stock selection. The top three detractors were financials, communication services and utilities due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Dividend Fund (Investor Class/MCDFX)	14.94%	(1.26)%	4.47%
MSCI China Index	19.68%	(3.29)%	2.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 88,365,013
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 706,808
Investment Company Portfolio Turnover	75.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$88,365,013
Total number of portfolio holdings	44
Portfolio turnover rate for the reporting period	75.8%
Total advisory fee paid	$706,808

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.4%
Alibaba Group Holding, Ltd.	6.6%
Ping An Insurance Group Co. of China, Ltd.	4.7%
Fuyao Glass Industry Group Co., Ltd.	3.5%
China Construction Bank Corp.	3.3%
China Merchants Bank Co., Ltd.	3.2%
Anhui Expressway Co., Ltd.	3.2%
China Everbright Environment Group, Ltd.	3.0%
China Suntien Green Energy Corp., Ltd.	2.9%
Meituan	2.8%
TOTAL	43.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	10.4%
Alibaba Group Holding, Ltd.	6.6%
Ping An Insurance Group Co. of China, Ltd.	4.7%
Fuyao Glass Industry Group Co., Ltd.	3.5%
China Construction Bank Corp.	3.3%
China Merchants Bank Co., Ltd.	3.2%
Anhui Expressway Co., Ltd.	3.2%
China Everbright Environment Group, Ltd.	3.0%
China Suntien Green Energy Corp., Ltd.	2.9%
Meituan	2.8%
TOTAL	43.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093224 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Fund
Class Name	Institutional Class
Trading Symbol	MICFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$122	1.12%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Fund (Institutional Class) returned 17.95%  while its benchmark, the MSCI China Index, returned 19.68% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were consumer discretionary due to stock selection, financials due to an overweight allocation and industrials due to stock selection. The top three detractors were information technology (IT) due to stock selection, consumer staples due to an overweight allocation and materials due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Fund (Institutional Class/MICFX)	17.95%	(1.88)%	4.14%
MSCI China Index	19.68%	(3.29)%	2.05%
MSCI China All Shares Index	16.68%	(1.61)%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 349,952,641
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,898,939
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$349,952,641
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	50.0%
Total advisory fee paid	$2,898,939

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	9.9%
Alibaba Group Holding, Ltd.	6.7%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.7%
JD.com, Inc.	4.7%
Meituan	4.3%
Ping An Insurance Group Co. of China, Ltd.	3.8%
PDD Holdings, Inc.	3.7%
PetroChina Co., Ltd.	3.1%
DiDi Global, Inc. ADR	2.9%
TOTAL	48.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	9.9%
Alibaba Group Holding, Ltd.	6.7%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.7%
JD.com, Inc.	4.7%
Meituan	4.3%
Ping An Insurance Group Co. of China, Ltd.	3.8%
PDD Holdings, Inc.	3.7%
PetroChina Co., Ltd.	3.1%
DiDi Global, Inc. ADR	2.9%
TOTAL	48.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002790 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Fund
Class Name	Investor Class
Trading Symbol	MCHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Fund (Investor Class) returned 17.87%,  while its benchmark, the MSCI China Index, returned 19.68% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were consumer discretionary due to stock selection, financials due to an overweight allocation and industrials due to stock selection. The top three detractors were information technology (IT) due to stock selection, consumer staples due to an overweight allocation and materials due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Fund (Investor Class/MCHFX)	17.87%	(2.01)%	3.99%
MSCI China Index	19.68%	(3.29)%	2.05%
MSCI China All Shares Index	16.68%	(1.61)%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 349,952,641
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,898,939
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$349,952,641
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	50.0%
Total advisory fee paid	$2,898,939

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	9.9%
Alibaba Group Holding, Ltd.	6.7%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.7%
JD.com, Inc.	4.7%
Meituan	4.3%
Ping An Insurance Group Co. of China, Ltd.	3.8%
PDD Holdings, Inc.	3.7%
PetroChina Co., Ltd.	3.1%
DiDi Global, Inc. ADR	2.9%
TOTAL	48.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	9.9%
Alibaba Group Holding, Ltd.	6.7%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.7%
JD.com, Inc.	4.7%
Meituan	4.3%
Ping An Insurance Group Co. of China, Ltd.	3.8%
PDD Holdings, Inc.	3.7%
PetroChina Co., Ltd.	3.1%
DiDi Global, Inc. ADR	2.9%
TOTAL	48.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093227 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Growth Fund
Class Name	Institutional Class
Trading Symbol	MIAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	1.12%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Growth Fund (Institutional Class) returned 8.25%  while its benchmark, the MSCI All Country Asia Pacific Index, returned 10.01% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India and Singapore due to stock selection and the U.S. due to an off-benchmark allocation. The top three detractors were China/Hong Kong due to stock selection, Indonesia due to an overweight allocation and Taiwan due to stock selection.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, industrials and communication services due to stock selection. The top three detractors were financials, health care and utilities due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Growth Fund (Institutional Class/MIAPX)	8.25%	(1.13)%	3.54%
MSCI AC Asia Pacific Index	10.01%	3.93%	5.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 236,705,856
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,284,080
Investment Company Portfolio Turnover	184.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$236,705,856
Total number of portfolio holdings	61
Portfolio turnover rate for the reporting period	184.4%
Total advisory fee paid	$2,284,080

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Sea, Ltd.	4.7%
Tencent Holdings, Ltd.	3.3%
Fast Retailing Co., Ltd.	3.3%
Zomato, Ltd.	3.2%
ORIX Corp.	3.1%
Hitachi, Ltd.	3.0%
Keyence Corp.	2.9%
Meituan	2.7%
PDD Holdings, Inc.	2.6%
TOTAL	38.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Sea, Ltd.	4.7%
Tencent Holdings, Ltd.	3.3%
Fast Retailing Co., Ltd.	3.3%
Zomato, Ltd.	3.2%
ORIX Corp.	3.1%
Hitachi, Ltd.	3.0%
Keyence Corp.	2.9%
Meituan	2.7%
PDD Holdings, Inc.	2.6%
TOTAL	38.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002793 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Growth Fund
Class Name	Investor Class
Trading Symbol	MPACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Growth Fund returned 8.14% (Investor Class) while its benchmark, the MSCI All Country Asia Pacific Index, returned 10.01% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India and Singapore due to stock selection and the U.S. due to an off-benchmark allocation. The top three detractors were China/Hong Kong due to stock selection, Indonesia due to an overweight allocation and Taiwan due to stock selection.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, industrials and communication services due to stock selection. The top three detractors were financials, health care and utilities due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Growth Fund (Investor Class/MPACX)	8.14%	(1.28)%	3.37%
MSCI AC Asia Pacific Index	10.01%	3.93%	5.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 236,705,856
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,284,080
Investment Company Portfolio Turnover	184.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$236,705,856
Total number of portfolio holdings	61
Portfolio turnover rate for the reporting period	184.4%
Total advisory fee paid	$2,284,080

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Sea, Ltd.	4.7%
Tencent Holdings, Ltd.	3.3%
Fast Retailing Co., Ltd.	3.3%
Zomato, Ltd.	3.2%
ORIX Corp.	3.1%
Hitachi, Ltd.	3.0%
Keyence Corp.	2.9%
Meituan	2.7%
PDD Holdings, Inc.	2.6%
TOTAL	38.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Sea, Ltd.	4.7%
Tencent Holdings, Ltd.	3.3%
Fast Retailing Co., Ltd.	3.3%
Zomato, Ltd.	3.2%
ORIX Corp.	3.1%
Hitachi, Ltd.	3.0%
Keyence Corp.	2.9%
Meituan	2.7%
PDD Holdings, Inc.	2.6%
TOTAL	38.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093221 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Fund
Class Name	Institutional Class
Trading Symbol	MIPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	1.09%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Pacific Tiger Fund (Institutional Class) returned 3.56% while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India and South Korea due to stock selection and Vietnam due to an off-benchmark allocation. The top three detractors were China/Hong Kong and Taiwan due to stock selection and Thailand due to an underweight allocation.
  On a sector basis, the top three contributors to relative performance were industrials due to stock selection, materials due to an underweight allocation and consumer discretionary due to an overweight allocation. The top three detractors were financials, information technology (IT) and real estate due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Pacific Tiger Fund (Institutional Class/MIPTX)	3.56%	(0.68)%	2.84%
MSCI AC Asia ex Japan Index	12.51%	2.93%	4.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 817,671,891
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 8,404,958
Investment Company Portfolio Turnover	386.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$817,671,891
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	386.7%
Total advisory fee paid	$8,404,958

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	5.9%
DBS Group Holdings, Ltd.	3.2%
ICICI Bank, Ltd.	2.7%
HDFC Bank, Ltd.	2.5%
JD.com, Inc.	2.4%
Ping An Insurance Group Co. of China, Ltd.	2.1%
Alibaba Group Holding, Ltd.	2.1%
Meituan	2.0%
PetroChina Co., Ltd.	2.0%
TOTAL	36.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	5.9%
DBS Group Holdings, Ltd.	3.2%
ICICI Bank, Ltd.	2.7%
HDFC Bank, Ltd.	2.5%
JD.com, Inc.	2.4%
Ping An Insurance Group Co. of China, Ltd.	2.1%
Alibaba Group Holding, Ltd.	2.1%
Meituan	2.0%
PetroChina Co., Ltd.	2.0%
TOTAL	36.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002785 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Fund
Class Name	Investor Class
Trading Symbol	MAPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	1.22%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Pacific Tiger Fund (Investor Class) returned 3.41% while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India and South Korea due to stock selection and Vietnam due to an off-benchmark allocation. The top three detractors were China/Hong Kong and Taiwan due to stock selection and Thailand due to an underweight allocation.
  On a sector basis, the top three contributors to relative performance were industrials due to stock selection, materials due to an underweight allocation and consumer discretionary due to an overweight allocation. The top three detractors were financials, information technology (IT) and real estate due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Pacific Tiger Fund (Investor Class/MAPTX)	3.41%	(0.81)%	2.69%
MSCI AC Asia ex Japan Index	12.51%	2.93%	4.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 817,671,891
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 8,404,958
Investment Company Portfolio Turnover	386.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$817,671,891
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	386.7%
Total advisory fee paid	$8,404,958

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	5.9%
DBS Group Holdings, Ltd.	3.2%
ICICI Bank, Ltd.	2.7%
HDFC Bank, Ltd.	2.5%
JD.com, Inc.	2.4%
Ping An Insurance Group Co. of China, Ltd.	2.1%
Alibaba Group Holding, Ltd.	2.1%
Meituan	2.0%
PetroChina Co., Ltd.	2.0%
TOTAL	36.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	5.9%
DBS Group Holdings, Ltd.	3.2%
ICICI Bank, Ltd.	2.7%
HDFC Bank, Ltd.	2.5%
JD.com, Inc.	2.4%
Ping An Insurance Group Co. of China, Ltd.	2.1%
Alibaba Group Holding, Ltd.	2.1%
Meituan	2.0%
PetroChina Co., Ltd.	2.0%
TOTAL	36.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093225 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Fund
Class Name	Institutional Class
Trading Symbol	MIJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Japan Fund (Institutional Class) returned 16.48% while its benchmark, the MSCI Japan Index, returned 8.68% over the same period.
  In the first quarter, Japanese equities surpassed an historical peak set back in 1989 helped by capital efficiency reforms that encouraged higher dividends and more buybacks. Positive sentiment was fractured in August after a poorly signaled interest rate-hike by the Bank of Japan followed by political tumult in October when the coalition government failed to win a majority in the election. These two second-half developments, we believe, dissuaded many international investors from seeking or adding exposure to Japan.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, industrials and information technology (IT) due to stock selection. The top three detractors were materials due to an overweight allocation, financials due to stock selection and energy due to zero allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Japan Fund (Institutional Class/MIJFX)	16.48%	4.82%	7.52%
MSCI Japan Index	8.68%	5.19%	6.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 638,168,691
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 4,786,521
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$638,168,691
Total number of portfolio holdings	46
Portfolio turnover rate for the reporting period	88.0%
Total advisory fee paid	$4,786,521

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.7%
Hitachi, Ltd.	5.0%
Mitsubishi UFJ Financial Group, Inc.	4.6%
ITOCHU Corp.	4.1%
Keyence Corp.	3.8%
Recruit Holdings Co., Ltd.	3.7%
ORIX Corp.	3.7%
Tokio Marine Holdings, Inc.	3.5%
Shin-Etsu Chemical Co., Ltd.	3.4%
Fast Retailing Co., Ltd.	3.2%
TOTAL	40.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Sony Group Corp.	5.7%
Hitachi, Ltd.	5.0%
Mitsubishi UFJ Financial Group, Inc.	4.6%
ITOCHU Corp.	4.1%
Keyence Corp.	3.8%
Recruit Holdings Co., Ltd.	3.7%
ORIX Corp.	3.7%
Tokio Marine Holdings, Inc.	3.5%
Shin-Etsu Chemical Co., Ltd.	3.4%
Fast Retailing Co., Ltd.	3.2%
TOTAL	40.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002791 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Fund
Class Name	Investor Class
Trading Symbol	MJFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Japan Fund (Investor Class) returned 16.38% while its benchmark, the MSCI Japan Index, returned 8.68% over the same period.
  In the first quarter, Japanese equities surpassed an historical peak set back in 1989 helped by capital efficiency reforms that encouraged higher dividends and more buybacks. Positive sentiment was fractured in August after a poorly signaled interest rate-hike by the Bank of Japan followed by political tumult in October when the coalition government failed to win a majority in the election. These two second-half developments, we believe, dissuaded many international investors from seeking or adding exposure to Japan.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, industrials and information technology (IT) due to stock selection. The top three detractors were materials due to an overweight allocation, financials due to stock selection and energy due to zero allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Japan Fund (Investor Class/MJFOX)	16.38%	4.75%	7.44%
MSCI Japan Index	8.68%	5.19%	6.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 638,168,691
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 4,786,521
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$638,168,691
Total number of portfolio holdings	46
Portfolio turnover rate for the reporting period	88.0%
Total advisory fee paid	$4,786,521

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.7%
Hitachi, Ltd.	5.0%
Mitsubishi UFJ Financial Group, Inc.	4.6%
ITOCHU Corp.	4.1%
Keyence Corp.	3.8%
Recruit Holdings Co., Ltd.	3.7%
ORIX Corp.	3.7%
Tokio Marine Holdings, Inc.	3.5%
Shin-Etsu Chemical Co., Ltd.	3.4%
Fast Retailing Co., Ltd.	3.2%
TOTAL	40.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Sony Group Corp.	5.7%
Hitachi, Ltd.	5.0%
Mitsubishi UFJ Financial Group, Inc.	4.6%
ITOCHU Corp.	4.1%
Keyence Corp.	3.8%
Recruit Holdings Co., Ltd.	3.7%
ORIX Corp.	3.7%
Tokio Marine Holdings, Inc.	3.5%
Shin-Etsu Chemical Co., Ltd.	3.4%
Fast Retailing Co., Ltd.	3.2%
TOTAL	40.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245019 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Active ETF
Class Name	Matthews Emerging Markets Sustainable Future Active ETF
Trading Symbol	EMSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Sustainable Future Active ETF	$78	0.79%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Sustainable Future Active ETF returned -2.74% (NAV) while its benchmark, the MSCI Emerging Markets Index, returned 8.05% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India due to stock selection, Mexico due to zero allocation and Saudi Arabia due to stock selection. The top three detractors were Taiwan, China and Brazil due to stock selection.
  On a sector basis, the top three contributors to relative performance were consumer discretionary due to stock selection, materials due to an underweight allocation and industrials due to stock selection. The top three detractors were information technology (IT), health care and financials due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Emerging Markets Sustainable Future Active ETF - NAV Return	(2.74)%	0.13%
MSCI Emerging Markets Index	8.05%	12.54%

Performance Inception Date	Sep. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 24,261,365
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 177,165
Investment Company Portfolio Turnover	45.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$24,261,365
Total number of portfolio holdings	55
Portfolio turnover rate for the reporting period	45.1%
Total advisory fee paid	$177,165

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Meituan	6.8%
Bandhan Bank, Ltd.	6.5%
JD Health International, Inc.	4.9%
Full Truck Alliance Co., Ltd.	4.9%
Legend Biotech Corp.	4.1%
Shriram Finance, Ltd.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%
Indus Towers, Ltd.	3.4%
Elite Material Co., Ltd.	3.0%
Mahindra & Mahindra, Ltd.	2.8%
TOTAL	43.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Meituan	6.8%
Bandhan Bank, Ltd.	6.5%
JD Health International, Inc.	4.9%
Full Truck Alliance Co., Ltd.	4.9%
Legend Biotech Corp.	4.1%
Shriram Finance, Ltd.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%
Indus Towers, Ltd.	3.4%
Elite Material Co., Ltd.	3.0%
Mahindra & Mahindra, Ltd.	2.8%
TOTAL	43.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245022 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Active ETF
Class Name	Matthews Japan Active ETF
Trading Symbol	JPAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Japan Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Japan Active ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Japan Active ETF returned 18.92% (NAV) while its benchmark, the MSCI Japan Index, returned 8.68% over the same period.
  In the first quarter, Japanese equities surpassed an historical peak set back in 1989 helped by capital efficiency reforms that encouraged higher dividends and more buybacks. Positive sentiment was fractured in August after a poorly signaled interest rate-hike by the Bank of Japan followed by political tumult in October when the coalition government failed to win a majority in the election. These two second-half developments, we believe, dissuaded many international investors from seeking or adding exposure to Japan.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, industrials and information technology (IT) due to stock selection. The top three detractors were materials due to an overweight allocation, financials due to stock selection and energy due to zero allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Japan Active ETF - NAV Return	18.92%	19.70%
MSCI Japan Index	8.68%	10.90%

Performance Inception Date	Sep. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 2,465,865
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 20,708
Investment Company Portfolio Turnover	103.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,465,865
Total number of portfolio holdings	47
Portfolio turnover rate for the reporting period	103.5%
Total advisory fee paid	$20,708

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.7%
Hitachi, Ltd.	5.1%
Mitsubishi UFJ Financial Group, Inc.	4.8%
ITOCHU Corp.	4.0%
Recruit Holdings Co., Ltd.	3.7%
ORIX Corp.	3.6%
Shin-Etsu Chemical Co., Ltd.	3.4%
Tokio Marine Holdings, Inc.	3.4%
Keyence Corp.	3.3%
Sumitomo Mitsui Financial Group, Inc.	3.0%
TOTAL	40.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Sony Group Corp.	5.7%
Hitachi, Ltd.	5.1%
Mitsubishi UFJ Financial Group, Inc.	4.8%
ITOCHU Corp.	4.0%
Recruit Holdings Co., Ltd.	3.7%
ORIX Corp.	3.6%
Shin-Etsu Chemical Co., Ltd.	3.4%
Tokio Marine Holdings, Inc.	3.4%
Keyence Corp.	3.3%
Sumitomo Mitsui Financial Group, Inc.	3.0%
TOTAL	40.0%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000093222 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asian Growth and Income Fund
Class Name	Institutional Class
Trading Symbol	MICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asian Growth and Income Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asian Growth and Income Fund (Institutional Class) returned 10.09% while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were South Korea due to an underweight allocation, the U.S. due to an off-benchmark allocation and India due to stock selection. The top three detractors were China/Hong Kong due to stock selection, France due to an off-benchmark allocation and Singapore due to stock selection.
  On a sector basis, the top three contributors to relative performance were industrials, materials and information technology (IT) due to stock selection. The top three detractors were financials due to stock selection, real estate and consumer staples due to an overweight allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asian Growth and Income Fund (Institutional Class/MICSX)	10.09%	1.59%	2.99%
MSCI AC Asia ex Japan Index	12.51%	2.93%	4.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 245,921,061
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,051,952
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$245,921,061
Total number of portfolio holdings	45
Portfolio turnover rate for the reporting period	16.0%
Total advisory fee paid	$2,051,952

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
Tencent Holdings, Ltd.	6.6%
HDFC Bank, Ltd.	5.6%
AIA Group, Ltd.	4.6%
Tata Consultancy Services, Ltd.	3.1%
HKT Trust & HKT, Ltd.	2.6%
Samsung Electronics Co., Ltd.	2.5%
JD.com, Inc.	2.4%
Yum China Holdings, Inc.	2.4%
Midea Group Co., Ltd.	2.1%
TOTAL	42.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
Tencent Holdings, Ltd.	6.6%
HDFC Bank, Ltd.	5.6%
AIA Group, Ltd.	4.6%
Tata Consultancy Services, Ltd.	3.1%
HKT Trust & HKT, Ltd.	2.6%
Samsung Electronics Co., Ltd.	2.5%
JD.com, Inc.	2.4%
Yum China Holdings, Inc.	2.4%
Midea Group Co., Ltd.	2.1%
TOTAL	42.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On October 31, 2024, the Board of Trustees approved calling a special meeting of the shareholders of the Fund to consider and vote on the proposed reorganization of the Fund into the Matthews Emerging Markets Equity Fund (the "Reorganization"). On February 19, 2025, the shareholders of the Fund approved the Reorganization. Matthews estimates that the Reorganization will be completed in March 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000002786 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asian Growth and Income Fund
Class Name	Investor Class
Trading Symbol	MACSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asian Growth and Income Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asian Growth and Income Fund returned 9.99% (Investor Class) while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were South Korea due to an underweight allocation, the U.S. due to an off-benchmark allocation and India due to stock selection. The top three detractors were China/Hong Kong due to stock selection, France due to an off-benchmark allocation and Singapore due to stock selection.
  On a sector basis, the top three contributors to relative performance were industrials, materials and information technology (IT) due to stock selection. The top three detractors were financials due to stock selection, real estate and consumer staples due to an overweight allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asian Growth and Income Fund (Investor Class/MACSX)	9.99%	1.47%	2.85%
MSCI AC Asia ex Japan Index	12.51%	2.93%	4.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 245,921,061
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,051,952
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$245,921,061
Total number of portfolio holdings	45
Portfolio turnover rate for the reporting period	16.0%
Total advisory fee paid	$2,051,952

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
Tencent Holdings, Ltd.	6.6%
HDFC Bank, Ltd.	5.6%
AIA Group, Ltd.	4.6%
Tata Consultancy Services, Ltd.	3.1%
HKT Trust & HKT, Ltd.	2.6%
Samsung Electronics Co., Ltd.	2.5%
JD.com, Inc.	2.4%
Yum China Holdings, Inc.	2.4%
Midea Group Co., Ltd.	2.1%
TOTAL	42.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
Tencent Holdings, Ltd.	6.6%
HDFC Bank, Ltd.	5.6%
AIA Group, Ltd.	4.6%
Tata Consultancy Services, Ltd.	3.1%
HKT Trust & HKT, Ltd.	2.6%
Samsung Electronics Co., Ltd.	2.5%
JD.com, Inc.	2.4%
Yum China Holdings, Inc.	2.4%
Midea Group Co., Ltd.	2.1%
TOTAL	42.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On October 31, 2024, the Board of Trustees approved calling a special meeting of the shareholders of the Fund to consider and vote on the proposed reorganization of the Fund into the Matthews Emerging Markets Equity Fund (the "Reorganization"). On February 19, 2025, the shareholders of the Fund approved the Reorganization. Matthews estimates that the Reorganization will be completed in March 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000093226 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Fund
Class Name	Institutional Class
Trading Symbol	MITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.17%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Innovators Fund  (Institutional Class) returned 16.58%  while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India due to stock selection, the U.S. due to an off-benchmark allocation and Singapore due to stock selection. The top three detractors were China/Hong Kong and Taiwan due to stock selection and Malaysia due to zero allocation.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, communication services and industrials due to stock selection. The top three detractors were financials due to stock selection, utilities due to an underweight allocation and real estate due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Innovators Fund (Institutional Class/MITEX)	16.58%	7.04%	8.06%
MSCI AC Asia ex Japan Index	12.51%	2.93%	4.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 246,873,323
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 2,120,749
Investment Company Portfolio Turnover	257.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$246,873,323
Total number of portfolio holdings	47
Portfolio turnover rate for the reporting period	257.9%
Total advisory fee paid	$2,120,749

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Sea, Ltd.	6.4%
Tencent Holdings, Ltd.	4.9%
Zomato, Ltd.	4.2%
Trip.com Group, Ltd.	4.1%
PDD Holdings, Inc.	4.1%
Meituan	4.1%
MakeMyTrip, Ltd.	3.5%
Alibaba Group Holding, Ltd.	3.0%
ICICI Bank, Ltd.	2.5%
TOTAL	49.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Sea, Ltd.	6.4%
Tencent Holdings, Ltd.	4.9%
Zomato, Ltd.	4.2%
Trip.com Group, Ltd.	4.1%
PDD Holdings, Inc.	4.1%
Meituan	4.1%
MakeMyTrip, Ltd.	3.5%
Alibaba Group Holding, Ltd.	3.0%
ICICI Bank, Ltd.	2.5%
TOTAL	49.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000002792 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Fund
Class Name	Investor Class
Trading Symbol	MATFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.29%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Innovators Fund (Investor Class) returned 16.47%,  while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India due to stock selection, the U.S. due to an off-benchmark allocation and Singapore due to stock selection. The top three detractors were China/Hong Kong and Taiwan due to stock selection and Malaysia due to zero allocation.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, communication services and industrials due to stock selection. The top three detractors were financials due to stock selection, utilities due to an underweight allocation and real estate due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Innovators Fund (Investor Class/MATFX)	16.47%	6.90%	7.89%
MSCI AC Asia ex Japan Index	12.51%	2.93%	4.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 246,873,323
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 2,120,749
Investment Company Portfolio Turnover	257.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$246,873,323
Total number of portfolio holdings	47
Portfolio turnover rate for the reporting period	257.9%
Total advisory fee paid	$2,120,749

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Sea, Ltd.	6.4%
Tencent Holdings, Ltd.	4.9%
Zomato, Ltd.	4.2%
Trip.com Group, Ltd.	4.1%
PDD Holdings, Inc.	4.1%
Meituan	4.1%
MakeMyTrip, Ltd.	3.5%
Alibaba Group Holding, Ltd.	3.0%
ICICI Bank, Ltd.	2.5%
TOTAL	49.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Sea, Ltd.	6.4%
Tencent Holdings, Ltd.	4.9%
Zomato, Ltd.	4.2%
Trip.com Group, Ltd.	4.1%
PDD Holdings, Inc.	4.1%
Meituan	4.1%
MakeMyTrip, Ltd.	3.5%
Alibaba Group Holding, Ltd.	3.0%
ICICI Bank, Ltd.	2.5%
TOTAL	49.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000240350 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets ex China Active ETF
Class Name	Matthews Emerging Markets ex China Active ETF
Trading Symbol	MEMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets ex China Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets ex China Active ETF	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets ex China Active ETF returned 6.83% (NAV) while its benchmark, the MSCI Emerging Markets ex China Index, returned 4.20% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were Taiwan due to stock selection, Vietnam due to an off-benchmark allocation and United Arab Emirates due to stock selection. The top three detractors were Poland, Mexico and the Philippines due to stock selection.
  On a sector basis, the top three contributors to relative performance were information technology (IT), consumer discretionary and materials due to stock selection. The top three detractors were financials, industrials and energy due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (1/10/23)
Matthews Emerging Markets ex China Active ETF - NAV Return	6.83%	9.36%
MSCI Emerging Markets ex China Index	4.20%	9.95%

Performance Inception Date	Jan. 10, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 37,962,547
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 190,671
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$37,962,547
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	116.0%
Total advisory fee paid	$190,671

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.1%
Samsung Electronics Co., Ltd.	3.2%
ICICI Bank, Ltd.	3.1%
HDFC Bank, Ltd.	3.0%
Emaar Properties PJSC	2.1%
Hon Hai Precision Industry Co., Ltd.	1.9%
SK Hynix, Inc.	1.8%
Reliance Industries, Ltd.	1.8%
Credicorp, Ltd.	1.8%
Shriram Finance, Ltd.	1.7%
TOTAL	34.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.1%
Samsung Electronics Co., Ltd.	3.2%
ICICI Bank, Ltd.	3.1%
HDFC Bank, Ltd.	3.0%
Emaar Properties PJSC	2.1%
Hon Hai Precision Industry Co., Ltd.	1.9%
SK Hynix, Inc.	1.8%
Reliance Industries, Ltd.	1.8%
Credicorp, Ltd.	1.8%
Shriram Finance, Ltd.	1.7%
TOTAL	34.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000245021 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Active ETF
Class Name	Matthews India Active ETF
Trading Symbol	INDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews India Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews India Active ETF	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews India Active ETF returned 11.61% (NAV) while its benchmark, the MSCI India Index, returned 12.41% over the same period.
  India’s equity market experienced volatility in early June when Prime Minister Modi’s political bloc unexpectedly failed to win a majority in the elections. The market quickly stabilized after Modi secured a coalition government with allies and investors saw it as a positive development illustrating India’s capabilities as a healthy democracy. In the last months of the year, the market experienced a small correction as economic expansion eased as consumers experienced higher inflation and there was a downgrade in earnings, particularly in the consumer space.
  On a sector basis, the top three contributors to relative performance were health care, industrials and information technology (IT) due to stock selection. The top three detractors were consumer staples due to stock selection, financials due to an overweight allocation and communication services due to an underweight allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews India Active ETF - NAV Return	11.61%	15.76%
MSCI India Index	12.41%	19.42%
S&P Bombay Stock Exchange 100 Index	10.20%	17.00%

Performance Inception Date	Sep. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 14,385,637
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 96,988
Investment Company Portfolio Turnover	127.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$14,385,637
Total number of portfolio holdings	67
Portfolio turnover rate for the reporting period	127.5%
Total advisory fee paid	$96,988

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	7.0%
ICICI Bank, Ltd.	5.6%
Infosys, Ltd.	5.4%
Neuland Laboratories, Ltd.	4.0%
Zomato, Ltd.	3.7%
Avalon Technologies, Ltd.	3.3%
Shriram Finance, Ltd.	3.3%
Reliance Industries, Ltd.	3.1%
Tata Consultancy Services, Ltd.	2.9%
Bharti Airtel, Ltd.	2.7%
TOTAL	41.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
HDFC Bank, Ltd.	7.0%
ICICI Bank, Ltd.	5.6%
Infosys, Ltd.	5.4%
Neuland Laboratories, Ltd.	4.0%
Zomato, Ltd.	3.7%
Avalon Technologies, Ltd.	3.3%
Shriram Finance, Ltd.	3.3%
Reliance Industries, Ltd.	3.1%
Tata Consultancy Services, Ltd.	2.9%
Bharti Airtel, Ltd.	2.7%
TOTAL	41.0%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000219130 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Fund
Class Name	Institutional
Trading Symbol	MIEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Equity Fund (Institutional Class) returned 11.38% while its benchmark, the MSCI Emerging Markets Index, returned 8.05% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were China due to stock selection, Vietnam due to an off-benchmark allocation and Taiwan due to stock selection. The top three detractors were Mexico, the Philippines and Indonesia due to stock selection.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, communication services and information technology (IT) due to stock selection. The top three detractors were financials, energy and industrials due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 4/30/20
Matthews Emerging Markets Equity Fund (Institutional/MIEFX)	11.38%	9.70%
MSCI Emerging Markets Index	8.05%	6.29%

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 22,339,830
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 0.00	[1]
Investment Company Portfolio Turnover	215.20%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$22,339,830
Total number of portfolio holdings	75
Portfolio turnover rate for the reporting period	215.2%
Total advisory fee paid	$0.00*
*	Advisory fees were fully waived.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.1%
Tencent Holdings, Ltd.	6.4%
ICICI Bank, Ltd.	3.5%
HDFC Bank, Ltd.	2.4%
MediaTek, Inc.	2.3%
SK Hynix, Inc.	2.3%
Zomato, Ltd.	2.3%
Alibaba Group Holding, Ltd.	2.0%
Bharti Airtel, Ltd.	1.9%
Samsung Electronics Co., Ltd.	1.8%
TOTAL	37.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.1%
Tencent Holdings, Ltd.	6.4%
ICICI Bank, Ltd.	3.5%
HDFC Bank, Ltd.	2.4%
MediaTek, Inc.	2.3%
SK Hynix, Inc.	2.3%
Zomato, Ltd.	2.3%
Alibaba Group Holding, Ltd.	2.0%
Bharti Airtel, Ltd.	1.9%
Samsung Electronics Co., Ltd.	1.8%
TOTAL	37.0%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On October 31, 2024, the Board of Trustees approved calling a special meeting of the shareholders of the Matthews Asian Growth and Income Fund (the "G&I Fund") to consider and vote on the proposed reorganization of the G&I Fund into this Fund (the "Reorganization"). On February 19, 2025, the shareholders of the G&I Fund approved the Reorganization. Matthews estimates that the Reorganization will be completed in March 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000219129 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Fund
Class Name	Investor
Trading Symbol	MEGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Equity Fund (Investor Class) returned 11.13% while its benchmark, the MSCI Emerging Markets Index, returned 8.05% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were China due to stock selection, Vietnam due to an off-benchmark allocation and Taiwan due to stock selection. The top three detractors were Mexico, the Philippines and Indonesia due to stock selection.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, communication services and information technology (IT) due to stock selection. The top three detractors were financials, energy and industrials due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 4/30/20
Matthews Emerging Markets Equity Fund (Investor/MEGMX)	11.13%	9.48%
MSCI Emerging Markets Index	8.05%	6.29%

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 22,339,830
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 0.00	[2]
Investment Company Portfolio Turnover	215.20%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$22,339,830
Total number of portfolio holdings	75
Portfolio turnover rate for the reporting period	215.2%
Total advisory fee paid	$0.00*
*	Advisory fees were fully waived.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.1%
Tencent Holdings, Ltd.	6.4%
ICICI Bank, Ltd.	3.5%
HDFC Bank, Ltd.	2.4%
MediaTek, Inc.	2.3%
SK Hynix, Inc.	2.3%
Zomato, Ltd.	2.3%
Alibaba Group Holding, Ltd.	2.0%
Bharti Airtel, Ltd.	1.9%
Samsung Electronics Co., Ltd.	1.8%
TOTAL	37.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.1%
Tencent Holdings, Ltd.	6.4%
ICICI Bank, Ltd.	3.5%
HDFC Bank, Ltd.	2.4%
MediaTek, Inc.	2.3%
SK Hynix, Inc.	2.3%
Zomato, Ltd.	2.3%
Alibaba Group Holding, Ltd.	2.0%
Bharti Airtel, Ltd.	1.9%
Samsung Electronics Co., Ltd.	1.8%
TOTAL	37.0%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On October 31, 2024, the Board of Trustees approved calling a special meeting of the shareholders of the Matthews Asian Growth and Income Fund (the "G&I Fund") to consider and vote on the proposed reorganization of the G&I Fund into this Fund (the "Reorganization"). On February 19, 2025, the shareholders of the G&I Fund approved the Reorganization. Matthews estimates that the Reorganization will be completed in March 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000247849 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Discovery Active ETF
Class Name	Matthews Emerging Markets Discovery Active ETF
Trading Symbol	MEMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Discovery Active ETF (the "Fund") for the period of January 10, 2024 (Inception date) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Discovery Active ETF	$85(a)	0.89%(b)
(a)	Based on the period January 10, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
(b)	Annualized.

Expenses Paid, Amount	$ 85	[3]
Expense Ratio, Percent	0.89%	[4]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  The Matthews Emerging Markets Discovery Active ETF returned -4.33% (NAV) since its inception on January 10, 2024 through December 31, 2024, while its benchmark, the MSCI Emerging Markets Small Cap Index, returned 6.68% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were South Korea due to stock selection, Turkey due to an underweight allocation and Vietnam due to an off-benchmark allocation. The top three detractors were Brazil, India and Taiwan due to stock selection.
  On a sector basis, the top three contributors to relative performance were consumer staples due to stock selection, materials due to an underweight allocation and real estate due to stock selection. The top three detractors were financials, industrials and information technology (IT) due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
*	Effective April 29, 2024, the Fund added the MSCI Emerging Markets Index as its primary benchmark index in response to new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (1/10/24)
Matthews Emerging Markets Discovery Active ETF - NAV Return	(4.33)%
MSCI Emerging Markets Index*	11.81%
MSCI Emerging Markets Small Cap Index	6.68%
*	Effective April 29, 2024, the Fund added the MSCI Emerging Markets Index as its primary benchmark index in response to new regulatory requirements.

Performance Inception Date	Jan. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 16,985,853
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 80,999
Investment Company Portfolio Turnover	39.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$16,985,853
Total number of portfolio holdings	72
Portfolio turnover rate for the reporting period	39.2%
Total advisory fee paid	$80,999

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	6.2%
Hugel, Inc.	4.3%
Legend Biotech Corp.	3.4%
Wiwynn Corp.	3.3%
Shriram Finance, Ltd.	3.2%
Full Truck Alliance Co., Ltd.	3.1%
Elite Material Co., Ltd.	3.0%
M31 Technology Corp.	2.7%
Radico Khaitan, Ltd.	2.6%
Saudi Tadawul Group Holding Co.	2.5%
TOTAL	34.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Bandhan Bank, Ltd.	6.2%
Hugel, Inc.	4.3%
Legend Biotech Corp.	3.4%
Wiwynn Corp.	3.3%
Shriram Finance, Ltd.	3.2%
Full Truck Alliance Co., Ltd.	3.1%
Elite Material Co., Ltd.	3.0%
M31 Technology Corp.	2.7%
Radico Khaitan, Ltd.	2.6%
Saudi Tadawul Group Holding Co.	2.5%
TOTAL	34.3%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 10, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 833.228.5605.
As of April 29, 2024, the Fund may invest up to 35% of its net assets in mid and large capitalization companies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 10, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000247850 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Discovery Active ETF
Class Name	Matthews China Discovery Active ETF
Trading Symbol	MCHS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Discovery Active ETF (“Fund”) for the period of January 10, 2024 (Inception date) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Discovery Active ETF	$91(a)	0.89%(b)
(a)	Based on the period January 10, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
(b)	Annualized.

Expenses Paid, Amount	$ 91	[5]
Expense Ratio, Percent	0.89%	[6]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  The Matthews China Discovery Active ETF returned 9.10% (NAV) since its inception on January 10, 2024 through December 31, 2024, while its benchmark, the MSCI China Small Cap Index, returned 13.46% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were industrials due to stock selection, health care due to an underweight allocation and consumer discretionary due to stock selection. The top three detractors were information technology (IT), materials and communication services due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
*	Effective April 29, 2024, the Fund added the MSCI China Index as its primary benchmark index in response to new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (1/10/24)
Matthews China Discovery Active ETF - NAV Return	9.10%
MSCI China Index*	26.49%
MSCI China Small Cap Index	13.46%
*	Effective April 29, 2024, the Fund added the MSCI China Index as its primary benchmark index in response to new regulatory requirements.

Performance Inception Date	Jan. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 2,069,222
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 22,633
Investment Company Portfolio Turnover	115.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,069,222
Total number of portfolio holdings	55
Portfolio turnover rate for the reporting period	115.3%
Total advisory fee paid	$22,633

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
China Overseas Property Holdings, Ltd.	5.3%
Hongfa Technology Co., Ltd.	4.0%
Giant Biogene Holding Co., Ltd.	3.8%
Yangzijiang Shipbuilding Holdings, Ltd.	3.6%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.1%
Shenzhen Megmeet Electrical Co., Ltd.	3.1%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.0%
Atour Lifestyle Holdings, Ltd.	2.9%
Tongcheng Travel Holdings, Ltd.	2.8%
DPC Dash, Ltd.	2.7%
TOTAL	34.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
China Overseas Property Holdings, Ltd.	5.3%
Hongfa Technology Co., Ltd.	4.0%
Giant Biogene Holding Co., Ltd.	3.8%
Yangzijiang Shipbuilding Holdings, Ltd.	3.6%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.1%
Shenzhen Megmeet Electrical Co., Ltd.	3.1%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.0%
Atour Lifestyle Holdings, Ltd.	2.9%
Tongcheng Travel Holdings, Ltd.	2.8%
DPC Dash, Ltd.	2.7%
TOTAL	34.3%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 10, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 833.228.5605.
As of April 29, 2024, the Fund may invest up to 35% of its net assets in mid and large capitalization companies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 10, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000093230 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Small Companies Fund
Class Name	Institutional Class
Trading Symbol	MISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.15%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Small Companies Fund (Institutional Class) returned -5.84%  while its benchmark, the MSCI Emerging Markets Small Cap Index, returned 5.23% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were Vietnam due to an off-benchmark allocation, South Korea and Mexico due to an underweight allocation. The top three detractors were Brazil, China and India due to stock selection.
  On a sector basis, the top three contributors to relative performance were materials due to an underweight allocation, real estate due to stock selection and energy due to zero allocation. The top three detractors were industrials, consumer discretionary and health care due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
*	Effective April 29, 2024, the Fund added the MSCI Emerging Markets Index as its primary benchmark index in response to new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Emerging Markets Small Companies Fund (Institutional Class/MISMX)	(5.84)%	10.67%	6.53%
MSCI Emerging Markets Index*	8.05%	2.10%	4.04%
MSCI Emerging Markets Small Cap Index	5.23%	9.06%	6.14%
*	Effective April 29, 2024, the Fund added the MSCI Emerging Markets Index as its primary benchmark index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 571,976,818
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,727,929
Investment Company Portfolio Turnover	43.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$571,976,818
Total number of portfolio holdings	79
Portfolio turnover rate for the reporting period	43.1%
Total advisory fee paid	$4,727,929

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	6.3%
Hugel, Inc.	4.1%
Legend Biotech Corp.	3.6%
Cartrade Tech, Ltd.	2.9%
Shriram Finance, Ltd.	2.9%
Full Truck Alliance Co., Ltd.	2.4%
M31 Technology Corp.	2.3%
Radico Khaitan, Ltd.	2.3%
Inox Wind, Ltd.	2.2%
Phoenix Mills, Ltd.	2.1%
TOTAL	31.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Bandhan Bank, Ltd.	6.3%
Hugel, Inc.	4.1%
Legend Biotech Corp.	3.6%
Cartrade Tech, Ltd.	2.9%
Shriram Finance, Ltd.	2.9%
Full Truck Alliance Co., Ltd.	2.4%
M31 Technology Corp.	2.3%
Radico Khaitan, Ltd.	2.3%
Inox Wind, Ltd.	2.2%
Phoenix Mills, Ltd.	2.1%
TOTAL	31.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
Effective January 1, 2024, the management fee for the Fund was reduced to 0.85% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, the management fee for the Fund was reduced to 0.85% of average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000068052 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Small Companies Fund
Class Name	Investor Class
Trading Symbol	MSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$131	1.35%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Small Companies Fund (Investor Class) returned -6.07%,  while its benchmark, the MSCI Emerging Markets Small Cap Index, returned 5.23% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were Vietnam due to an off-benchmark allocation, South Korea and Mexico due to an underweight allocation. The top three detractors were Brazil, China and India due to stock selection.
  On a sector basis, the top three contributors to relative performance were materials due to an underweight allocation, real estate due to stock selection and energy due to zero allocation. The top three detractors were industrials, consumer discretionary and health care due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
*	Effective April 29, 2024, the Fund added the MSCI Emerging Markets Index as its primary benchmark index in response to new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Emerging Markets Small Companies Fund (Investor Class/MSMLX)	(6.07)%	10.45%	6.30%
MSCI Emerging Markets Index*	8.05%	2.10%	4.04%
MSCI Emerging Markets Small Cap Index	5.23%	9.06%	6.14%
*	Effective April 29, 2024, the Fund added the MSCI Emerging Markets Index as its primary benchmark index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 571,976,818
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,727,929
Investment Company Portfolio Turnover	43.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$571,976,818
Total number of portfolio holdings	79
Portfolio turnover rate for the reporting period	43.1%
Total advisory fee paid	$4,727,929

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	6.3%
Hugel, Inc.	4.1%
Legend Biotech Corp.	3.6%
Cartrade Tech, Ltd.	2.9%
Shriram Finance, Ltd.	2.9%
Full Truck Alliance Co., Ltd.	2.4%
M31 Technology Corp.	2.3%
Radico Khaitan, Ltd.	2.3%
Inox Wind, Ltd.	2.2%
Phoenix Mills, Ltd.	2.1%
TOTAL	31.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Bandhan Bank, Ltd.	6.3%
Hugel, Inc.	4.1%
Legend Biotech Corp.	3.6%
Cartrade Tech, Ltd.	2.9%
Shriram Finance, Ltd.	2.9%
Full Truck Alliance Co., Ltd.	2.4%
M31 Technology Corp.	2.3%
Radico Khaitan, Ltd.	2.3%
Inox Wind, Ltd.	2.2%
Phoenix Mills, Ltd.	2.1%
TOTAL	31.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
Effective January 1, 2024, the management fee for the Fund was reduced to 0.85% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, the management fee for the Fund was reduced to 0.85% of average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000093229 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Fund
Class Name	Institutional Class
Trading Symbol	MIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Dividend Fund (Institutional Class) returned 6.05%  while its benchmark, the MSCI All Country Asia Pacific Index, returned 10.01% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were Vietnam due to an off-benchmark allocation, and Japan and South Korea due to an underweight allocation. The top three detractors were China/Hong Kong, Australia and Indonesia due to stock selection.
  On a sector basis, the top three contributors to relative performance were information technology (IT) due to stock selection, materials due to an underweight allocation and communication services due to stock selection. The top three detractors were financials, real estate and utilities due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Dividend Fund (Institutional Class/MIPIX)	6.05%	0.01%	3.58%
MSCI AC Asia Pacific Index	10.01%	3.93%	5.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 609,246,877
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 5,326,071
Investment Company Portfolio Turnover	16.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$609,246,877
Total number of portfolio holdings	49
Portfolio turnover rate for the reporting period	16.8%
Total advisory fee paid	$5,326,071

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Tencent Holdings, Ltd.	4.5%
HDFC Bank, Ltd.	3.9%
ITOCHU Corp.	3.4%
AIA Group, Ltd.	3.1%
ORIX Corp.	2.6%
Delta Electronics, Inc.	2.5%
Tokio Marine Holdings, Inc.	2.5%
Suzuki Motor Corp.	2.4%
Tata Consultancy Services, Ltd.	2.4%
TOTAL	33.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Tencent Holdings, Ltd.	4.5%
HDFC Bank, Ltd.	3.9%
ITOCHU Corp.	3.4%
AIA Group, Ltd.	3.1%
ORIX Corp.	2.6%
Delta Electronics, Inc.	2.5%
Tokio Marine Holdings, Inc.	2.5%
Suzuki Motor Corp.	2.4%
Tata Consultancy Services, Ltd.	2.4%
TOTAL	33.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000038018 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Fund
Class Name	Investor Class
Trading Symbol	MAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Dividend Fund (Investor Class) returned 5.92% while its benchmark, the MSCI All Country Asia Pacific Index, returned 10.01% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were Vietnam due to an off-benchmark allocation, and Japan and South Korea due to an underweight allocation. The top three detractors were China/Hong Kong, Australia and Indonesia due to stock selection.
  On a sector basis, the top three contributors to relative performance were information technology (IT) due to stock selection, materials due to an underweight allocation and communication services due to stock selection. The top three detractors were financials, real estate and utilities due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Dividend Fund (Investor Class/MAPIX)	5.92%	(0.08)%	3.48%
MSCI AC Asia Pacific Index	10.01%	3.93%	5.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 609,246,877
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 5,326,071
Investment Company Portfolio Turnover	16.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$609,246,877
Total number of portfolio holdings	49
Portfolio turnover rate for the reporting period	16.8%
Total advisory fee paid	$5,326,071

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Tencent Holdings, Ltd.	4.5%
HDFC Bank, Ltd.	3.9%
ITOCHU Corp.	3.4%
AIA Group, Ltd.	3.1%
ORIX Corp.	2.6%
Delta Electronics, Inc.	2.5%
Tokio Marine Holdings, Inc.	2.5%
Suzuki Motor Corp.	2.4%
Tata Consultancy Services, Ltd.	2.4%
TOTAL	33.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Tencent Holdings, Ltd.	4.5%
HDFC Bank, Ltd.	3.9%
ITOCHU Corp.	3.4%
AIA Group, Ltd.	3.1%
ORIX Corp.	2.6%
Delta Electronics, Inc.	2.5%
Tokio Marine Holdings, Inc.	2.5%
Suzuki Motor Corp.	2.4%
Tata Consultancy Services, Ltd.	2.4%
TOTAL	33.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000236792 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Active ETF
Class Name	Matthews China Active ETF
Trading Symbol	MCH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Active ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Active ETF returned 18.13% (NAV) while its benchmark, the MSCI China Index, returned 19.68% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were consumer discretionary due to stock selection, financials due to an overweight allocation and health care due to an underweight allocation. The top three detractors were information technology (IT) due to stock selection, consumer staples due to an overweight allocation and materials due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (7/13/22)
Matthews China Active ETF - NAV Return	18.13%	(3.49)%
MSCI China Index	19.68%	(0.66)%
MSCI China All Shares Index	16.67%	(2.63)%

Performance Inception Date	Jul. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 36,031,646
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 212,964
Investment Company Portfolio Turnover	55.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$36,031,646
Total number of portfolio holdings	71
Portfolio turnover rate for the reporting period	55.2%
Total advisory fee paid	$212,964

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	9.9%
Alibaba Group Holding, Ltd.	6.2%
China Merchants Bank Co., Ltd.	4.8%
JD.com, Inc.	4.8%
China Construction Bank Corp.	4.7%
Meituan	4.5%
PDD Holdings, Inc.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.6%
PetroChina Co., Ltd.	3.3%
DiDi Global, Inc. ADR	2.9%
TOTAL	48.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	9.9%
Alibaba Group Holding, Ltd.	6.2%
China Merchants Bank Co., Ltd.	4.8%
JD.com, Inc.	4.8%
China Construction Bank Corp.	4.7%
Meituan	4.5%
PDD Holdings, Inc.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.6%
PetroChina Co., Ltd.	3.3%
DiDi Global, Inc. ADR	2.9%
TOTAL	48.5%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000154926 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Fund
Class Name	Institutional Class
Trading Symbol	MISFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.15%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Sustainable Future Fund (Institutional Class) returned -2.33% while its benchmark, the MSCI Emerging Markets Index, returned 8.05% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India due to stock selection, Mexico due to zero allocation and Saudi Arabia due to stock selection. The top three detractors were Taiwan, China and Brazil due to stock selection.
  On a sector basis, the top three contributors to relative performance were industrials and consumer discretionary due to stock selection and materials due to an underweight allocation. The top three detractors were information technology (IT), health care and financials due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (4/30/15)
Matthews Emerging Markets Sustainable Future Fund (Institutional Class/MISFX)	(2.33)%	7.70%	6.39%
MSCI Emerging Markets Index	8.05%	2.10%	3.14%

Performance Inception Date	Apr. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 213,011,200
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,401,069
Investment Company Portfolio Turnover	58.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$213,011,200
Total number of portfolio holdings	59
Portfolio turnover rate for the reporting period	58.5%
Total advisory fee paid	$1,401,069

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Meituan	7.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Bandhan Bank, Ltd.	6.4%
JD Health International, Inc.	4.8%
Legend Biotech Corp.	4.2%
Full Truck Alliance Co., Ltd.	3.9%
Shriram Finance, Ltd.	2.9%
Nedbank Group, Ltd.	2.8%
Indus Towers, Ltd.	2.7%
Micron Technology, Inc.	2.5%
TOTAL	43.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Meituan	7.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Bandhan Bank, Ltd.	6.4%
JD Health International, Inc.	4.8%
Legend Biotech Corp.	4.2%
Full Truck Alliance Co., Ltd.	3.9%
Shriram Finance, Ltd.	2.9%
Nedbank Group, Ltd.	2.8%
Indus Towers, Ltd.	2.7%
Micron Technology, Inc.	2.5%
TOTAL	43.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

C000154925 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Fund
Class Name	Investor Class
Trading Symbol	MASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.34%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Sustainable Future Fund (Investor Class) returned -2.46% while its benchmark, the MSCI Emerging Markets Index, returned 8.05% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India due to stock selection, Mexico due to zero allocation and Saudi Arabia due to stock selection. The top three detractors were Taiwan, China and Brazil due to stock selection.
  On a sector basis, the top three contributors to relative performance were industrials and consumer discretionary due to stock selection and materials due to an underweight allocation. The top three detractors were information technology (IT), health care and financials due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (4/30/15)
Matthews Emerging Markets Sustainable Future Fund (Investor Class/MASGX)	(2.46)%	7.53%	6.18%
MSCI Emerging Markets Index	8.05%	2.10%	3.14%

Performance Inception Date	Apr. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 213,011,200
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,401,069
Investment Company Portfolio Turnover	58.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$213,011,200
Total number of portfolio holdings	59
Portfolio turnover rate for the reporting period	58.5%
Total advisory fee paid	$1,401,069

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Meituan	7.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Bandhan Bank, Ltd.	6.4%
JD Health International, Inc.	4.8%
Legend Biotech Corp.	4.2%
Full Truck Alliance Co., Ltd.	3.9%
Shriram Finance, Ltd.	2.9%
Nedbank Group, Ltd.	2.8%
Indus Towers, Ltd.	2.7%
Micron Technology, Inc.	2.5%
TOTAL	43.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Meituan	7.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Bandhan Bank, Ltd.	6.4%
JD Health International, Inc.	4.8%
Legend Biotech Corp.	4.2%
Full Truck Alliance Co., Ltd.	3.9%
Shriram Finance, Ltd.	2.9%
Nedbank Group, Ltd.	2.8%
Indus Towers, Ltd.	2.7%
Micron Technology, Inc.	2.5%
TOTAL	43.7%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

[1]	Advisory fees were fully waived.
[2]	Advisory fees were fully waived.
[3]	Based on the period January 10, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[4]	Annualized.
[5]	Based on the period January 10, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[6]	Annualized.